Derivative Financial Instruments - Details of Current and Potential Exposures and Aggregated by Credit Rating (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Current | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ (93,536)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(967,507)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(2,300,662)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	48,962
Current | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(46,867)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	2,301
Current | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	68,647
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	46,385
Less than 1 year | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	351,810
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	338,917
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	92,883
Less than 1 year | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	80,756
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	1,043
Less than 1 year | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
1-3 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	87,542
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	87,542
1-3 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
1-3 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	676,714
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	676,714
1-3 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,780,959
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	2,780,959
1-3 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	684,915
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	684,915
1-3 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
3-5 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
3-5 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
3-5 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	728,216
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	728,216
3-5 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	491,732
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	491,732
3-5 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	204,943
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	204,943
3-5 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	782,010
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	782,010
5-7 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	380,076
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	380,076
5-7 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	227,186
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	227,186
5-7 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	694,686
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	694,686
7-10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	438,843
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	438,843
7-10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	335,039
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	335,039
7-10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	$ 0